Taxation, Reconciliation of the Bermuda Statutory Tax Rate (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of the Bermuda Statutory Tax Rate [Abstract]
Bermuda statutory income tax rate	0.00%	0.00%	0.00%
Tax rates which are different from the statutory rate	(2.30%)	(1.95%)	0.00%
Adjustment attributable to prior years	0.00%	1.17%	0.00%
Change in valuation allowance	(1.29%)	(0.26%)	0.00%
Adjustments to uncertain tax positions	(0.30%)	(0.28%)	0.00%
Total	(3.89%)	(1.32%)	0.00%